Note 8 - Stock-based Compensation (Details Textual) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2016
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 14,410.36	$ 14,410.36
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant		607	104	63
Panbela Therapeutics, Inc. 2016 Omnibus Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized					116
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized	164,246
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	561	561
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 14,420	$ 14,420
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	8 years 4 months 24 days	8 years 10 months 24 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant	163,800	0
Panbela Therapeutics, Inc. 2011 Stock Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	5	5
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 76,200	$ 76,200
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	8 months 12 days	1 year 2 months 12 days
CPP's 2010 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	41	41
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 6,743.41	$ 6,743.41
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	6 years 2 months 12 days	6 years 8 months 12 days